Consolidated Statements of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 917,230	$ 575,607
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	269,503	342,243
Provision for loan losses	145,000	3,161,000
Stock compensation expense	59,355	55,959
Net (gains) losses on sales of loans and other assets	870,978	(930,513)
Changes in other operating assets and liabilities:
Net change in loans held for sale	(501,300)	(574,000)
Accrued interest receivable	(10,927)	64,385
Accrued interest payable	(86,055)	19,562
Other assets and liabilities	1,440,032	6,645,833
Net cash provided by operating activities	3,103,816	9,360,076
CASH FLOWS FROM INVESTING ACTIVITIES
Securities available for sale	34,307,143	105,149,214
Securities held to maturity	19,483	33,438
Purchase of securities available for sale	(17,325,386)	(86,105,614)
Purchase of Federal Home Loan Bank stock	0	(93,700)
Loan originations and principal collections, net	3,205,690	33,136,548
Purchase of bank premises and equipment	0	(859,445)
Proceeds from sale of bank premises and equipment	88,344	199,664
Proceeds from sale of other real estate and other assets	5,143,610	5,874,665
Net cash provided by investing activities	25,438,884	57,334,770
CASH FLOWS FROM FINANCING ACTIVITIES
Net decrease in deposits	(12,895,470)	(53,375,285)
Net increase (decrease) in federal funds purchased and securities sold under agreements to repurchase	1,728,205	10,859,712
Net payments on Federal Home Loan Bank advances and other borrowings	(11,670,000)	(10,585,000)
Payment of dividends on preferred stock	(303,413)	0
Issuance of preferred stock	4,550,378	1,424,173
Net cash used in financing activities	(18,590,300)	(51,676,400)
NET INCREASE IN CASH AND CASH EQUIVALENTS	9,952,400	15,018,446
CASH AND CASH EQUIVALENTS, beginning of period	22,981,952	38,202,205
CASH AND CASH EQUIVALENTS, end of period	32,934,352	53,220,651
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the period for interest	5,042,822	7,263,579
Cash paid during the period for taxes	0	500,000
NONCASH INVESTING AND FINANCING ACTIVITIES
Acquisition of real estate through foreclosure	$ 9,808,944	$ 9,648,190